CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	Jun. 14, 2024	Oct. 14, 2022
Statement of Stockholders' Equity [Abstract]
Conversion ratio	0.125	0.04